UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers		$ 48,003,308	$ 62,272,547	$ 90,108,598	$ 98,502,367
Government grants		556	2,398	1,160	24,236
Initial recognition and changes in the fair value of biological assets		734,826	719,343	984,193	719,343
Total		48,738,690	62,994,288	91,093,951	99,245,946
Cost of sales		(25,073,842)	(32,962,728)	(48,186,484)	(53,307,802)
Research and development expenses		(1,114,820)	(923,613)	(2,139,032)	(2,127,352)
Selling, general and administrative expenses		(11,219,716)	(10,497,408)	(21,311,959)	(19,182,319)
Share of profit or loss of joint ventures and associates		65,975	1,240,958	305,687	1,298,505
Other income or expenses, net		135,132	(286,534)	140,322	(181,566)
Operating profit		11,531,419	19,564,963	19,902,485	25,745,412
Financial cost		(5,366,130)	(8,904,378)	(10,642,180)	(13,657,473)
Other financial results		(530,744)	5,432,749	(7,990,156)	(6,211,203)
Profit before income tax		5,634,545	16,093,334	1,270,149	5,876,736
Income tax		(3,835,587)	(3,443,508)	(5,841,453)	(1,204,655)
(Loss) profit for the period		1,798,958	12,649,826	(4,571,304)	4,672,081
Other comprehensive income (loss)		658,996	5,834,121	795,127	(7,566,525)
Items that may be subsequently reclassified to profit and loss		898,436	7,397,362	912,232	(10,309,083)
Exchange differences on translation of foreign operations from joint ventures		126,434	1,646,918	49,996	(2,688,252)
Exchange differences on translation of foreign operations		772,002	5,750,444	862,236	(7,620,831)
Items that will not be subsequently reclassified to loss and profit		(239,440)	(1,563,241)	(117,105)	2,742,558
Revaluation of property, plant and equipment, net of tax, of Joint ventures and associates	[1]	(25,630)	(206,019)	(11,495)	355,702
Revaluation of property, plant and equipment, net of tax	[2]	(213,810)	(1,357,222)	(105,610)	2,386,856
Total comprehensive (loss) profit		2,457,954	18,483,947	(3,776,177)	(2,894,444)
(Loss) profit for the period attributable to:
Equity holders of the parent		648,193	11,314,881	(6,323,365)	4,264,504
Non-controlling interests		1,150,765	1,334,945	1,752,061	407,577
(Loss) profit for the period		$ 1,798,958	$ 12,649,826	$ (4,571,304)	$ 4,672,081
(Loss) Profit per share
Basic (loss) profit attributable to ordinary equity holders of the parent	[3]	$ 0.0171	$ 0.3133	$ (0.1663)	$ 0.1181
Diluted (loss) profit attributable to ordinary equity holders of the parent		$ 0.0166	$ 0.3133	$ (0.1663)	$ 0.1181
Weighted average number of shares
Weighted average number of shares Basic	[3]	38,016,601	36,120,517	38,016,601	36,120,517
Weighted average number of shares Diluted		39,038,280	36,120,517	38,016,601	36,120,517
Total comprehensive (loss) profit attributable to:
Equity holders of the parent		$ 1,244,596	$ 16,286,073	$ (5,789,271)	$ (2,427,318)
Non-controlling interests		1,213,358	2,197,874	2,013,094	(467,126)
Total comprehensive (loss) profit		$ 2,457,954	$ 18,483,947	$ (3,776,177)	$ (2,894,444)

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $(3,832) and $177,851 for the six-month periods ended December 31, 2020 and 2019, respectively.
[2]	The tax effect of the revaluation of property, plant and equipment was $(48,774) and $ 795,619 for the six-month periods ended December 31, 2020 and 2019, respectively.
[3]	For the six-month periods ended December 31, 2020 and 2019, diluted EPS was the same as basic EPS. See Note 9.